Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Income (loss) for the year	$ 536,389	$ 58,739	$ (74,425)
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment	151,762	37,187	(256,260)
Change in value of cash flow hedges	4,502	(7,525)	10,699
Change in value of available for sale financial instruments			2,486
Income tax relating to components of other comprehensive income	23	(23)	(284)
Share of other comprehensive income of non-consolidated companies:
- Currency translation adjustment	(9,548)	3,473	(92,914)
- Changes in the fair value of derivatives held as cash flow hedges and others	512	421	(3,790)
	147,251	33,533	(340,063)
Items that will not be reclassified to profit or loss:
Remeasurements of post employment benefit obligations	(8,635)	(230)	14,181
Income tax on items that will not be reclassified	1,338	(1,760)	(4,242)
Remeasurements of post employment benefit obligations of non-consolidated companies	(376)	(5,475)	(449)
	(7,673)	(7,465)	9,490
Other comprehensive income (loss) for the year, net of tax	139,578	26,068	(330,573)
Total comprehensive income (loss) for the year	675,967	84,807	(404,998)
Total comprehensive income (loss) for the year attributable to:
Owners of the parent	683,531	81,702	(410,187)
Non-controlling interests	(7,564)	3,105	5,189
Total comprehensive income (loss) for the year	675,967	84,807	(404,998)
Total comprehensive income (loss) for the year attributable to Owners of the parent arises from
Continuing operations	591,989	40,291	(429,317)
Discontinued operations	91,542	41,411	19,130
	$ 683,531	$ 81,702	$ (410,187)